Assets for Rights of Use and Lease Liabilities - Summary of Amounts Recognized in Profit or Loss Derived From Lease Liabilities (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information About Components Of Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on lease liabilities	€ 631,362	€ 106,837	€ 38,495
Expenses relating to short-term and low value leases	€ 567,067	€ 283,198